Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 125.3	$ 128.6	$ 110.4
Operating Leases, Future Minimum Payments Due [Abstract]
2012	112.3
2013	89.4
2014	64.3
2015	46.5
2016	30.4
Thereafter	62.6
Operating Leases, Future Minimum Payments Due, Total	405.5
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation	240.4
Term of Unrecorded Unconditional Purchase Obligation	the majority of these obligations are expected to be settled during 2012
Guarantor Obligations [Line Items]
Investment Funding Commitment	4.7
Loss Contingency [Abstract]
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	214.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	308.0
Loss Contingency Accrual, at Carrying Value	159.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	215.0
Estimated Amount Due from Insurers, Net	89.0
Estimated Amount Due from Insurers, Undiscounted	124.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Weighted Average Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	56.0
Estimated Amount Due from Insurers, Discount Amount	34.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	22.0
Loss Contingency Accrual, Product Liability, Gross, Divested Business	9.0
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Discount Rate	4.73%
Accrual for Environmental Loss Contingencies, Discount	6.0
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual for Environmental Loss Contingencies, Net	21.0	21.0
Letters of Credit / Bank Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	117.5
Guarantor Obligations, Term	Substantially all of these letters of credit and guarantees expire before 2020.
Letters of Credit / Bank Guarantees [Member] | Businesses Sold [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	3.7
Surety Bonds and Other Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 59.7
Guarantor Obligations, Term	The expiration of these bonds and guarantees ranges through 2015.